Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Current assets
Cash and cash equivalents	$ 48,831	$ 57,842
Trade and other receivables	93,430	81,104
Due from related parties	108	1,755
Warrant asset	908	673
Total current assets	143,277	141,374
Non-current assets
Property and equipment	38,987	30,828
Right of use assets	77,642	75,875
Goodwill	11,832	11,832
Other intangible assets	3,027	3,209
Warrant asset	935	1,420
Investment in joint venture	382	258
Deferred tax asset	9,465	4,252
Other assets	4,590	5,239
Total non-current assets	146,860	132,913
Total assets	290,137	274,287
Current liabilities
Trade and other payables	59,813	54,863
Deferred revenue	8,600	4,077
Lease liabilities	13,705	12,121
Borrowings	14,689	26,716
Due to related parties	2,595	4,275
Income tax payable	2,965	3,663
Total current liabilities	102,367	105,715
Non-current liabilities
Non-current portion of deferred revenue	3,993	3,010
Lease liabilities	76,004	71,878
Borrowings	338	1,801
Deferred tax liability		86
Other non-current liabilities	7,146	11,138
Total non-current liabilities	87,481	87,913
Total liabilities	189,848	193,628
Equity attributable to owners of the parent
Share capital	2	2
Additional paid-in capital	154,786	158,157
Other reserves	33,191	33,180
Accumulated deficit	(87,690)	(110,680)
Total equity	100,289	80,659
Total liabilities and equity	$ 290,137	$ 274,287